INVENTORIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INVENTORIES [Text Block]
7.	INVENTORIES

	December 31	December 31
	2017	2016

Warehouse inventory	$7,809	$7,873
Stockpile inventory	-	-
Work in process inventory	496	656
Finished goods inventory (1)	4,826	4,902
	$13,131	$13,431

(1)

The Company held 241,321 silver ounces and 1,226 gold ounces as of December 31, 2017 (December 31, 2016 – 330,587 and 833, respectively). These ounces are carried at the lower of cost and net realizable value. As at December 31, 2017, the quoted market value of the silver ounces was $4,070 (December 31, 2016 - $5,369) and the quoted market value of the gold ounces was $1,590 (December 31, 2016 - $1,023).

(2)

The finished goods inventory balance at September 30, 2017 included a write down to realizable value of $166 for finished goods inventory held by the Guanacevi mine. Of this amount, $117 was comprised of cash costs and $49 relates to depreciation and depletion.